Consolidated Statements of Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Ordinary shares – diluted	$ 0.07	$ 0.02	$ 0.03
Ordinary shares – diluted	150,000,000	149,383,562	142,500,000